Parent Only Information (Details) - Schedule of condensed statements of cash flows - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (290,529)	$ (45,590)	¥ (179,963)	¥ (69,622)
Net cash used in investing activities
Net cash provided by financing activities	111,724	17,532	375,462	69,762
Reverse recapitalization			39,162
Equity financing through PIPE			336,300
Cash received from convertible bond				69,762
Underwritten public offering financing, net of listing fee	111,559	17,506
Capital contribution from minority shareholders	165	26
Net increase in cash and cash equivalents	(176,718)	(27,731)	177,862	140
Cash and cash equivalents at beginning of the year	178,002	27,932	140
Cash and cash equivalents at end of the year	¥ 1,284	$ 201	¥ 178,002	¥ 140